Statutory Information (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2018	2017	2016	2018	2017
Based on statutory accounting principles	$5.0	$6.3	$22.0	$48.2	$52.7
Deferred and uncollected premiums	—	—	76.4	—	—
Policy and claim reserves	—	0.4	(71.0)	—	—
Investment valuation difference	(0.1)	—	0.1	1.9	3.5
Commissions and fees	—	—	(20.1)	—	—
Deferred taxes	(0.1)	(1.8)	1.7	—	(0.2)
Deferred gain on disposal of businesses and gains on disposal of businesses	(2.6)	(2.0)	13.4	(1.5)	(2.3)
Other differences	(0.2)	—	(1.0)	0.7	0.7
Based on generally accepted accounting principles	$2.0	$2.9	$21.5	$49.3	$54.4